Share-based compensation - Share Options - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) installment shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Share-based compensation
Share-based compensation	$ 31,979	$ 44,096	$ 33,382
Allocated Share-based Compensation Expense	10,164	9,009	0
General and administrative expenses
Share-based compensation
Share-based compensation	$ 8,192	$ 9,964	$ (45)
Employees | Vested after 24 months of the grant date in two equal installments over the following 24 months
Share-based compensation
Number of vesting installments | installment	2
Share Incentive Scheme
Share-based compensation
share option granted | shares	0	0	0
2011 Incentive Scheme
Share-based compensation
share option granted | shares	8,574,220
Total intrinsic value	$ 0	$ 0	$ 0
2011 Incentive Scheme | Employees | Vested in three equal installments over the following 36 months
Share-based compensation
Number of vesting installments | installment	3
Vesting period	36 months
2011 Incentive Scheme | Employees | Vested after 24 months of the grant date in two equal installments over the following 24 months
Share-based compensation
Vesting period	24 months
Vesting percentage	50.00%
Vesting percentage remaining	50.00%
Secondary vesting period	24 months
2011 Incentive Scheme | Employees | Vested after 24 months of the grant date in one installments over the following 12 months
Share-based compensation
Number of vesting installments | installment	1
Vesting period	24 months
Vesting percentage	50.00%
Vesting percentage remaining	50.00%
Secondary vesting period	12 months
Share options | 2011 Incentive Scheme
Share-based compensation
Allocated Share-based Compensation Expense	$ 120	1,022	2,222
Restricted share units | 2011 Incentive Scheme
Share-based compensation
Share-based compensation	$ 13,766	$ 21,463	$ 21,427